Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Differences between the statutory federal income tax rate and the effective tax rate
Provision for income taxes at statutory federal rate, Amount	$ 165,741	$ 181,474	$ 156,682
Provision for income taxes at statutory federal rate, Percentage	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit, Amount	8,212	8,847	9,080
State income taxes, net of federal income tax benefit, Percentage	1.70%	1.70%	2.00%
Release of unrecognized tax benefit, amount	(6,509)
Release of unrecognized tax benefit, percentage	(1.30%)
Net income attributable to noncontrolling interests, Amount	(26,486)	(23,960)	(22,006)
Net income attributable to noncontrolling interests, Percentage	(5.60%)	(4.60%)	(4.90%)
Change in valuation allowance, Amount	0	(910)	1,113
Change in valuation allowance, Percentage	0.00%	(0.20%)	0.30%
Federal and state tax credits, Amount	(3,788)	(2,246)	(4,241)
Federal and state tax credits, Percentage	(0.80%)	(0.40%)	(0.90%)
Deferred tax revaluation, Amount			(2,996)
Deferred tax revaluation, Percentage			(0.70%)
Other, Amount	483	476	4,219
Other, Percentage	0.10%	0.10%	0.90%
Provision for income taxes and effective tax rate for income from continuing operations, Amount	$ 137,653	$ 163,681	$ 141,851
Provision for income taxes and effective tax rate for income from continuing operations, Percentage	29.10%	31.60%	31.70%